Employees and Employee-Related Costs - Board of Directors and Executive Management (Details) $ in Thousands	1 Months Ended		12 Months Ended
	Oct. 31, 2019 employee	Jan. 31, 2019 employee	Dec. 31, 2021 USD ($) employee	Dec. 31, 2020 USD ($) employee	Dec. 31, 2019 USD ($)
Disclosure of transactions between related parties [line items]
Number of members of executive management | employee	5	4	5
Executive management which resigned | employee			1	1
Board of Directors and Executive Management
Disclosure of transactions between related parties [line items]
Total			$ 2,747	$ 3,223	$ 2,207
Board of Directors and Executive Management | Research and development
Disclosure of transactions between related parties [line items]
Members of executive management			1,431	824	1,017
Board of Directors and Executive Management | General and administrative
Disclosure of transactions between related parties [line items]
Members of executive management			1,316	2,399	1,190
Executive Management
Disclosure of transactions between related parties [line items]
Wages and salaries			$ 1,833	$ 1,298	$ 900
Share-based compensation expenses			514	1,566	956
Total			2,347	2,864	1,856
Board of Directors
Disclosure of transactions between related parties [line items]
Wages and salaries			313
Share-based compensation expenses			87	359	351
Total			$ 400	$ 359	$ 351